Lease (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of minimum lease payments under the remaining operating leases

June 30,
2023	$132,264
2024	5,509
Total undiscounted lease payments	137,773
Less imputed interest	(5,445)
Total lease liabilities	$132,328